Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment

Note 4 – Property and Equipment

Property and equipment are summarized as follows:

	2021	2020
Commercial production equipment	$9,139	$6,198
Laboratory equipment	1,316	1,306
Leasehold improvements	4,674	4,662
Computer equipment	416	181
Furniture and fixtures	321	168
Construction in progress	12,684	111
Total cost	28,550	12,626
Accumulated depreciation	(6,468)	(4,145)
Net property and equipment	$22,082	$8,481

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2021 and 2020 was $2,351 and $2,066, respectively. Depreciation and amortization expenses are allocated ratably across operating expenses on the accompanying Consolidated Statements of Operations. Depreciation expenses for dedicated laboratory equipment and commercial production equipment are charged to Research and development; other depreciation and amortization expenses are included in the Company’s overhead and are allocated across operating expenses on the accompanying Consolidated Statements of Operations based on Company personnel costs incurred.

The Company is expanding its cell production capabilities through the construction of a second dry room and installation of a second cell-production line, which is expected to be able to produce larger format all-solid-state battery cells as part of the automotive qualification process. The Company expects to complete this construction in 2022. Construction in progress related to these efforts was $6,875 and $111 as of December 31, 2021 and December 31, 2020, respectively.

The Company is expanding its sulfide-based solid electrolyte production at a second location. Scaling this production will allow it to produce larger quantities of electrolyte material required to feed the cell-production line and continue research and development efforts. The Company expects to complete construction in late 2022. Construction in progress related to these efforts was $943 as of December 31, 2021.

As of December 31, 2021, Construction in progress also contains $4,866 related to progress payments made to vendors for customized equipment, in connection with the expansions described above, that will be recorded as Property and Equipment upon being received and placed in service.